Note 22 (Tables)	6 Months Ended
Jun. 30, 2025
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under insurance and reinsurance contracts [Table Text Block]
The breakdown of the condensed balance under the heading “Liabilities under insurance and reinsurance contracts” is as follows:

LIABILITIES UNDER INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	June 2025	December 2024
Liabilities for remaining coverage	10,398	9,835
Liabilities for incurred claims	1,129	1,146
Total	11,527	10,981